AAM/Phocas Real Estate Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.0%
	REITS-APARTMENTS — 13.0%
46,291	Bluerock Residential Growth, Inc. - Class A - REIT	$468,002
7,801	Equity Residential - REIT	558,786
1,413	Essex Property Trust, Inc. - REIT	384,110
80,566	Independence Realty Trust, Inc. - REIT	1,224,603
4,564	Mid-America Apartment Communities, Inc. - REIT	658,859
		3,294,360
	REITS-DATA CENTER — 8.0%
2,284	Equinix, Inc. - REIT	1,552,183
7,770	QTS Realty Trust, Inc. - Class A - REIT	482,051
		2,034,234
	REITS-DIVERSIFIED — 2.6%
52,528	Armada Hoffler Properties, Inc. - REIT	658,701
	REITS-FREESTANDING — 4.0%
30,473	STORE Capital Corp. - REIT	1,020,846
	REITS-HEALTH CARE — 8.7%
61,056	Global Medical, Inc. - REIT	800,444
17,238	Healthpeak Properties, Inc. - REIT	547,134
50,273	Sabra Health Care, Inc. - REIT	872,740
		2,220,318
	REITS-INDUSTRIALS — 11.5%
1,268	Innovative Industrial Properties, Inc. - REIT	228,443
13,849	Prologis, Inc. - REIT	1,467,994
24,286	Rexford Industrial Realty, Inc. - REIT	1,224,014
		2,920,451
	REITS-INFRASTRUCTURE — 9.4%
8,127	American Tower Corp. - REIT	1,942,840
2,591	Crown Castle International Corp. - REIT	445,989
		2,388,829
	REITS-LODGING/RESORTS — 4.1%
17,388	Pebblebrook Hotel Trust - REIT	422,355
7,834	Ryman Hospitality Properties, Inc. - REIT	607,213
		1,029,568
	REITS-MANUFACTURED HOMES — 4.2%
7,104	Sun Communities, Inc. - REIT	1,065,884
	REITS-OFFICE — 10.4%
5,534	Alexandria Real Estate Equities, Inc. - REIT	909,236
3,197	Boston Properties, Inc. - REIT	323,728
32,140	Hudson Pacific Properties, Inc. - REIT	871,958

AAM/Phocas Real Estate Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS-OFFICE (Continued)
7,806	SL Green Realty Corp. - REIT	$546,315
		2,651,237
	REITS-REGIONAL MALLS — 3.9%
8,719	Simon Property Group, Inc. - REIT	991,961
	REITS-SELF STORAGE — 4.9%
9,465	Extra Space Storage, Inc. - REIT	1,254,586
	REITS-SHOPPING CENTERS — 7.9%
7,006	Federal Realty Investment Trust - REIT	710,759
9,235	Regency Centers Corp. - REIT	523,717
47,881	Retail Opportunity Investments Corp. - REIT	759,871
		1,994,347
	REITS-SINGLE FAMILY HOME — 3.7%
29,154	Invitation Homes, Inc. - REIT	932,636
	REITS-TIMBER — 2.7%
19,136	Weyerhaeuser Co. - REIT	681,242
	TOTAL COMMON STOCKS
	(Cost $19,796,885)	25,139,200
	SHORT-TERM INVESTMENTS — 2.6%
659,259	Federated Treasury Obligations Fund - Institutional Class, 0.01%[1]	659,259
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $659,259)	659,259
	TOTAL INVESTMENTS — 101.6%
	(Cost $20,456,144)	25,798,459
	Liabilities in Excess of Other Assets — 1.6%	(396,606)
	TOTAL NET ASSETS — 100.0%	$25,401,853

REIT – Real Estate Investment Trusts

[1]The rate is the annualized seven-day yield at period end.